EXPENSES BY NATURE AND OTHER INCOME AND EXPENSES ITEMS (Q2) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
EXPENSES BY NATURE AND OTHER INCOME AND EXPENSES ITEMS
Summary of expenses by nature
	Periods ended June 30,
In thousands of USD	2022	2023
Staff cost
- Salaries, wages and other benefits	23,874	24,345
Share-based payment expenses	54,425	21,847
Amortization
- intangible assets	29	154
Depreciation
- mining machines	15,045	11,208
- property, plant and equipment	11,766	20,376
- right-of-use assets	2,411	3,205
- investment properties	—	1,280
Electricity cost in operating mining machines	59,354	84,510
Cost of mining machines and accessories sold	571	4
Consulting service fee	3,012	5,650
Tax and surcharge	2,261	3,155
Advertising expenses	416	628
Office expenses	1,333	1,894
Research and development technical service fees	526	1,104
Expense of low-value consumables	2,412	1,126
Expenses of variable payment lease	284	193
Expenses of short-term leases	316	159
Logistic fee	1,477	243
Travel expenses	2,015	1,227
Insurance fee	2,091	692
Others	5,736	3,267
Total cost of revenue, selling, general and administrative and research and development expenses	189,354	186,267

	Years ended December 31,
	2020	2021	2022
In thousands of USD	(Restated)
Staff cost
- salaries, wages and other benefits	33,041	37,730	50,132
Share-based payments	—	88,355	90,648
Amortization
- intangible assets	111	146	97
Depreciation
- mining machines	98,136	43,857	29,281
- property, plant and equipment	9,807	14,416	30,438
- investment properties	—	—	1,237
- right-of-use assets	3,983	4,636	5,371
Electricity cost in operating mining machines	72,078	58,447	139,469
Cost of mining machines sold	17,537	5,978	1,002
Consulting service fee	1,039	8,787	6,797
Tax and surcharge	3,085	2,202	3,355
Advertising expenses	2,189	880	737
Office expenses	543	2,219	3,124
Research and development technical service fees	681	1,964	1,313
Expenses of low-value consumables	971	1,662	4,025
Expenses of variable payment lease	—	610	639
Expenses of short-term leases	372	351	527
Impairment loss of mining machines	—	106	—
Logistic expenses	339	1,391	3,060
Travel expenses	52	1,393	3,202
Insurance fee	459	983	3,446
Others	766	4,826	12,756
Total cost of revenue, selling, general and administrative and research and development expenses	245,189	280,939	390,656

Summary of other operating expenses
	Periods ended June 30,
In thousands of USD	2022	2023
Net (losses) / gain on disposal of cryptocurrencies	(2,230)	471
(Recognition) / reversal of impairment loss of cryptocurrencies	(561)	1
Net losses on disposal of mining machines	—	(572)
Total	(2,791)	(100)

	Years ended December 31,
In thousands of USD	2020	2021	2022
Net gain / (losses) on disposal of cryptocurrencies	2,716	18,725	(3,131)
Impairment loss of cryptocurrencies	—	(436)	—
Change in fair value of cryptocurrencies lent	—	(3,735)	—
Net loss on disposal of mining machine	(2,984)	(36)	(497)
Write-off of receivables from a related party(1)	(2,025)	—	—
Others	248	107	—
Total	(2,045)	14,625	(3,628)

(1)
In 2020, Bishkek Maker Cloud Technologies Co., Ltd. (“Bishkek”), an entity of the Bitdeer Business, waived a receivable of approximately US$2.0 million from one of the subsidiaries of Bitmain. Bishkek was disposed of in July 2021.

Summary of other net gain
	Periods ended June 30,
In thousands of USD	2022	2023
Changes in fair value of financial assets at fair value through profit or loss	—	2,238
Government grants	19	31
Net gain / (losses) on disposal of property, plant and equipment	554	(51)
Others	557	(610)
Total	1,130	1,608

	Years ended December 31,
In thousands of USD	2020	2021	2022
Loss on impairment of property, plant and equipment	(2,211)	—	—
Gain on extinguishment of debt	—	880	—
Net gain on disposal of property, plant and equipment and intangible assets	66	56	662
Government grants	307	35	42
Changes in fair value of financial assets at fair value through profit or loss	—	—	(841)
Net gain on disposal of other financial assets	—	—	213
Impairment loss of a pre-matured investment(1)	—	(2,025)	—
Net gain on settlement of balances with Bitmain	—	4,468	—
Others	(722)	(931)	281
Total	(2,560)	2,483	357

(1)
The Group signed a project investment agreement with a third party in April 2021 and made a payment of approximately $2 million. The project was later forfeited, and the Group is actively collecting the paid amount, which was impaired as of June 30, 2021 based on management’s estimate over the likelihood of collection at current stage.

Summary of finance expenses
	Periods ended June 30,
In thousands of USD	2022	2023
Interest income	777	4,074
Cryptocurrency transaction service fee	(79)	(37)
Interest on lease liabilities	(1,132)	(1,299)
Interest expense on convertible debt	(1,374)	(1,390)
Loss on foreign currency transactions	(3,903)	(2,335)
Others	(112)	(140)
Total	(5,823)	(1,127)

	Years ended December 31,
In thousands of USD	2020	2021	2022
Interest on lease liabilities	(817)	(1,217)	(2,425)
Cryptocurrency transaction service fee	(458)	(109)	(159)
Gain / (loss) on foreign currency transactions	618	(226)	(2,881)
Interest income	419	2,947	4,291
Interest expenses on bank loan	(6)	(3)	—
Interest expense on convertible debt	—	(1,223)	(2,778)
Others	(136)	(110)	(229)
Total	(380)	59	(4,181)